Income Taxes (Details) - Schedule of income tax expense from continuing operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income tax expense from continuing operations [Abstract]
Federal
State	25	87
Foreign	2,467	1,090
Total current income tax expense	2,492	1,177
Federal
State		62
Foreign	(58)	603
Total current income tax expense	(58)	665
Income tax expense	$ 2,434	$ 1,842